Equity-Based Compensation (CPE Inc. only) (Details) (USD $)	12 Months Ended												1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Restricted stock	Dec. 31, 2012 Restricted stock	Dec. 31, 2011 Restricted stock	Dec. 31, 2013 Performance Based Share Units	Dec. 31, 2012 Performance Based Share Units	Dec. 31, 2011 Performance Based Share Units	Dec. 31, 2013 Non-Qualified Stock Options	Dec. 31, 2012 Non-Qualified Stock Options	Dec. 31, 2011 Non-Qualified Stock Options	May 31, 2011 LTIP	Dec. 31, 2013 LTIP
Share-based compensation plans
Pool of shares of common stock for issuance in connection with share-based awards before additional approval													3,400,000
Pool of shares of common stock for issuance in connection with share-based awards													5,500,000
Number of shares available for grant														2,400,000
Share-based compensation expense	$ 8,016,000	$ 11,796,000	$ 8,796,000
Award vesting period				3 years						3 years
Period within which share-based awards vest if employee is terminated without cause after change in control				2 years						2 years
Maximum expiration period										10 years
Restricted stock and performance based share unit award activity
Non-vested shares at the beginning of the period, number (in shares)				304,000			376,000
Granted, number (in shares)				149,000			228,000
Forfeited, number (in shares)				(20,000)			(37,000)
Vested, number (in shares)				(61,000)			0
Expired (in shares)							(152,000)
Non-vested shares at the end of the period, number (in shares)				372,000	304,000		415,000	376,000
Weighted Average Grant-Date Fair Value (per share)
Non-vested shares at the beginning of the period (in dollars per share)				$ 18.46			$ 18.66
Granted (in dollars per share)				$ 17.72			$ 20.24
Forfeited (in dollars per share)				$ 17.91			$ 19.11
Vested (in dollars per share)				$ 16.54
Expired (in dollars per share)							$ 20.12
Non-vested shares at the end of the period (in dollars per share)				$ 18.51	$ 18.46		$ 18.94	$ 18.66
Performance period							3 years
Percentage of target amount, low end of range							0.00%
Percentage of target amount, high end of range							200.00%
Unrecognized compensation cost				2,300,000			4,100,000			2,000,000
Weighted-average period over which unrecognized compensation cost recognized prior to vesting				1 year 9 months 18 days			1 year 8 months 12 days			1 year 9 months 18 days
Total fair value of awards vested				1,100,000	15,100,000	167,000
Assumptions:
Risk-free interest rate (as a percent)							0.40%	0.50%	1.30%	1.40%	1.70%	2.90%
Expected volatility (as a percent)							42.50%	48.20%	87.30%	49.70%	53.60%	59.50%
Expected option life							3 years	3 years	3 years	6 years 6 months	6 years 6 months	6 years 6 months
Fair value (in dollars per share)							$ 20.24	$ 17.61	$ 20.12	$ 8.72	$ 9.05	$ 12.47
Non-qualified stock option activity
Options outstanding at the beginning of the period (in shares)										1,332,000
Granted (in shares)										229,000
Exercised (in shares)										(64,000)
Forfeited (in shares)										(53,000)
Expired (in shares)										(5,000)
Options outstanding at the end of the period (in shares)										1,439,000	1,332,000
Exercisable at the end of the period (in shares)										924,000
Vested and expected to vest at the end of the period (in shares)										1,424,000
Weighted Average Exercise Price (per option)
Options outstanding at the beginning of the period (in dollars per share)										$ 15.95
Granted (in dollars per share)										$ 17.50
Exercised (in dollars per share)										$ 15.01
Forfeited (in dollars per share)										$ 17.99
Expired (in dollars per share)										$ 15.65
Options outstanding at the end of the period (in dollars per share)										$ 16.17	$ 15.95
Exercisable at the end of the period (in dollars per share)										$ 15.07
Vested and expected to vest at the end of the period (in dollars per share)										$ 16.15
Other disclosures
Options outstanding weighted Average Contractual Term										6 years 8 months 12 days	7 years 4 months 17 days
Exercisable weighted Average Contractual Term										5 years 9 months 18 days
Vested and expected to vest weighted Average Contractual Term										6 years 8 months 12 days
Options outstanding aggregate Intrinsic Value										2,999,000	4,720,000
Exercised aggregate Intrinsic Value										275,000
Forfeited aggregate Intrinsic Value										12,000
Exercisable aggregate Intrinsic Value										2,709,000
Vested and expected to vest Aggregate Intrinsic Value										$ 2,988,000
Assumptions used to estimate the fair value of options granted
Weighted-average fair value (per award)							$ 20.24	$ 17.61	$ 20.12	$ 8.72	$ 9.05	$ 12.47
Risk-free interest rate (as a percent)							0.40%	0.50%	1.30%	1.40%	1.70%	2.90%
Expected option life							3 years	3 years	3 years	6 years 6 months	6 years 6 months	6 years 6 months
Expected volatility (as a percent)							42.50%	48.20%	87.30%	49.70%	53.60%	59.50%
Peer historical lookback period used for developing expected volatility										6 years 6 months